Consolidated Statements Of Cash Flows (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Statement of Cash Flows [Abstract]
Cash acquired from acquisition of business	$ 1.8